Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Related Party Transactions

Note 9 Related Party Transactions

The Company had entered into an Exclusive and Commercial agreement with Kesin Pharma Corporation (“Kesin”), in which one of the company’s board member is the President and CEO, and had a significant influence in the decision making, which makes it a related party. Sales made to Kesin as a part of milestone structure for the six months ended June 30, 2024 and 2023 were $0 and $800,000, respectively. The Company terminated the agreement with Kesin in March 2024, and recorded a termination fee and related liability of $1,285,000 as of June 30, 2024.

The Company has leased its office from Saptalis Pharmaceuticals LLC (“Saptalis”) , in which one of the Company’s Director is the President and CEO. Lease payments made during the six months ended June 30, 2024 and 2023 are $14,440 and $0, respectively. The Company has also engaged Saptalis to provide development services and conduct testing and studies for the products under development by the Company. Expenses incurred towards such testing and studies which is included in the Research and Development Expenses in the Statement of Comprehensive Loss for the six months ended June 30, 2024 and 2023 amounted to $106,539 and $189,027, respectively.

During the six months ended June 30, 2023, a related party to a director issued a convertible note to the Company for $250,000.

In July 2024, officers of the company provided a short term promissory note to the Company for $265,000

Note 9 Related Party Transactions

The Company had entered into an Exclusive and Commercial agreement with Kesin Pharma Corporation (“Kesin”), in which one of the company’s board member is the President and CEO, and had a significant influence in the decision making, which makes it a related party. Sales made to Kesin as a part of milestone structure for the years ended December 31,2023 and 2022 amounted to $800,000 and $300,000 respectively.

The Company has leased its office from Saptalis Pharmaceuticals LLC (“Saptalis”) , in which one of the Company’s Director is the President and CEO. Lease payments made during the year ended December 31, 2023 and 2022 are $ 7200 and $0 respectively. The company has also engaged Saptalis to provide development services and conduct testing and studies for the products under development by the Company. Expenses incurred towards such testing and studies which is included in the Research and Development Expenses in the Statement of Comprehensive Loss for the year ended December 31, 2023 and December 31,2022 amounted to $355,124 and $647,566 respectively.

Relatives or related parties to directors purchased securities from the Company on the same terms as unrelated parties as set forth below:

Name of the Related Party	Nature of transaction	Transactions during the year ended December 31		Balances as at December 31
		2023	2022	2022	2023
Ms. Pushpa Shankar	Issue of Preferred Stock	$-	$-	$750,000	$750,000
Ms. Pushpa Shankar	Issue of Convertible notes	400,000	150,000	550,000	400,000
Ms. Yogita Desai	Issue of Preferred Stock	-	-	500,000	500,000
Ms. Yogita Desai	Issue of Convertible notes	-	-	100,000	100,000
Mr. Sandeep Gupta	Issue of Convertible notes	-	50,000	50,000	-
Total		$400,000	$200,000	$1,950,000	$1,750,000